UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.1% (0.9% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 965,730
	Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30
1,945	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,370,505
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	BBB–	981,340
	Series 2004A, 5.250%, 1/01/14
3,945	Total Alabama			3,317,575
	Arizona – 6.2% (5.2% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,419,773
	Option Bond Trust 3256, 17.745%, 1/01/29 (IF)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,952,914
	Option Bond Trust 4695, 19.344%, 1/01/32 (IF) (7)
372	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	375,694
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/11 at 100.00	N/R	1,923,500
	Privado Park Apartments Project, Series 2006A, 5.000%, 11/01/46 (Mandatory put 11/01/15)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/14 at 100.00	CC	5,197,651
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
150	6.375%, 11/01/13	11/11 at 103.00	N/R	151,962
790	7.250%, 11/01/23	11/11 at 103.00	N/R	768,986
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,602,685
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	502,007
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
305	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AA+ (4)	356,152
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	427,755
	Education Center Project, Series 2010, 6.100%, 6/01/45
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,094,789
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	938,400
	2008, 7.000%, 12/01/27
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	977,350
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/29
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	N/R	1,003,700
	2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	901,600
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
21,432	Total Arizona			19,594,918
	California – 14.6% (12.2% of Total Investments)
1,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	No Opt. Call	N/R	1,030,400
	Cporporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,255,000
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
545	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/11 at 100.00	N/R	444,448
	Hospital, Series 1993, 5.750%, 5/15/15 (5)
1,250	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	Aa3	1,281,200
	and Clinics, Tender Option Bond Trust 3267, 18.990%, 5/15/31 (IF)
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.758%,	5/15 at 100.00	Aa2	3,206,485
	11/01/35 – AMBAC Insured (IF) (7)
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	885,320
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (6)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,936,934
	2004A, 7.750%, 3/01/34
1,825	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	1,490,751
	Option Bond Trust 3048, 17.478%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.637%, 11/15/38 (IF)	5/18 at 100.00	AA–	608,963
1,000	18.712%, 11/15/48 (IF)	5/18 at 100.00	AA–	893,160
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	944,700
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
1,000	Goden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	787,840
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.813%, 6/01/45 –
	AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,750	5.000%, 6/01/33	6/17 at 100.00	Baa3	1,259,808
500	5.750%, 6/01/47	6/17 at 100.00	Baa3	374,185
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,034,240
	3253, 22.484%, 1/15/19 (IF)
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,110,792
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	BBB+	336,407
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,931,548
	District 3, Series 2004, 5.950%, 9/01/34
1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,196,685
	Airport, Tender Option Bond Trust 10-27B, 18.070%, 5/15/40 (IF) (7)
3,190	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	3,230,385
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,056,190
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency March Air Force Base Redevelopment Project,
	California, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,058,980
1,000	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,057,640
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	762,584
	Community Facilities District, Series 2004, 5.550%, 9/01/29
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,089,210
500	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	517,805
	Project Tax Allocation Bonds, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	340,194
	Project, Series 2011, 6.750%, 9/01/40
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	916,850
	6.000%, 11/01/41
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA	207,100
	17.248%, 8/01/37 – NPFG Insured (IF) (7)
1,200	Riverside County Redevelopment Agency Jurupa Valley Project Area 2011, California, Tax Allocation	10/21 at 100.00	A–	1,223,712
	Bonds Series B, 6.750%, 10/01/30
2,015	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program	No Opt. Call	Aa3	1,721,938
	Facilities Projects, Tender Option Bond Trust 4698, 18.885%, 12/01/33 – AMBAC Insured (IF) (7)
1,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa1	1,207,238
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 17.610%, 9/01/31 –	3/17 at 100.00	AA+	912,240
	AMBAC Insured (IF) (7)
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,044,040
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/11 at 100.00	A–	862,500
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	682,546
	Area, Series 2011A, 7.650%, 9/01/42
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,227,853
	District 2001-1, Series 2004A, 6.125%, 9/01/39
52,420	Total California			46,127,871
	Colorado – 6.9% (5.8% of Total Investments)
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	1,011,305
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (4)	6,799
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,829,435
	Chavez Academy, Series 2003, 8.000%, 5/01/34
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	788,200
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	714,790
	5.450%, 12/01/34
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	2,930,763
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	N/R	1,242,325
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	768,850
	2007, 5.500%, 12/01/27
1,990	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,025,820
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,504,725
	8.000%, 12/01/25
3,565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	3,925,386
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
500	6.500%, 1/15/30	7/20 at 100.00	Baa3	532,440
2,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,019,240
625	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	529,763
	Refunding Series 2007, 5.375%, 12/01/21
1,000	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R	1,016,030
	Bonds, Series 2004, 6.750%, 12/01/33
23,096	Total Colorado			21,845,871
	Connecticut – 0.4% (0.3% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,088,750
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 0.4% (0.3% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	230,807
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,023,310
	Series 2011, 7.500%, 11/15/31
1,225	Total District of Columbia			1,254,117
	Florida – 11.3% (9.4% of Total Investments)
5,075	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	5,094,387
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	725,620
	11/01/20 (Alternative Minimum Tax)
980	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	1,002,667
	Bonds, Series 2003, 6.400%, 5/01/33
8,030	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	8,045,659
	7.250%, 5/01/32
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,000,540
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/11 at 100.00	BB+	2,008,400
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.580%,	10/18 at 100.00	AA+	781,440
	4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (7)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA+	1,313,900
	11834, 17.795%, 10/01/33 – AGM Insured (IF)
1,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/34	No Opt. Call	BBB–	1,029,410
3,560	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/12 at 100.00	N/R	3,145,367
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
3,885	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	2,717,791
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	786,800
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
490	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	383,807
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
930	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	703,471
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,047,196
	6.650%, 5/01/40
4,485	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	3,981,245
	6.125%, 5/01/35
39,100	Total Florida			35,767,700
	Georgia – 0.8% (0.7% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	675,330
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,840	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,849,108
	Terrace, Series 2003, 7.625%, 12/01/33
2,840	Total Georgia			2,524,438
	Guam – 0.5% (0.4% of Total Investments)
1,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	1,495,431
	Hawaii – 0.8% (0.7% of Total Investments)
960	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	791,962
	Maui, Series 2007, 5.500%, 1/01/37
1,655	Hawaii State Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian	7/19 at 100.00	Baa1	1,742,996
	Electric Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,615	Total Hawaii			2,534,958
	Illinois – 10.0% (8.3% of Total Investments)
1,000	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	12/11 at 100.00	N/R	1,000,330
	8.500%, 6/15/23
900	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/11 at 100.00	N/R	900,036
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
960	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	1/12 at 100.00	N/R	945,302
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,003,920
	8.250%, 7/01/41
1,875	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	1,842,263
	8.000%, 5/15/46
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	903,260
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	658,770
	Hospital, Series 2006, 6.750%, 10/01/46 (5)
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	831,820
	5.750%, 5/15/38
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,254,750
	4702, 21.111%, 11/15/37 (IF) (7)
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,102,960
2,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	1,861,700
	5.500%, 8/01/37
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	4,020,363
	2009, 7.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
250	21.938%, 2/15/19 – AGM Insured (IF) (7)	No Opt. Call	AA+	279,990
1,685	21.922%, 2/15/19 – AGM Insured (IF) (7)	No Opt. Call	AA+	1,886,981
7,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	7,899,450
	5.750%, 7/01/29 (UB)
1,150	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	781,322
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	339,938
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (6)
1,969	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,899,396
	2004A, 6.200%, 3/01/34
996	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	786,651
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
995	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	620,323
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
950	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	725,515
	Series 2006, 6.000%, 3/01/36
34,061	Total Illinois			31,545,040
	Indiana – 4.8% (4.0% of Total Investments)
1,000	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments,	12/20 at 100.00	A–	1,038,650
	Series 2011A, 7.250%, 12/01/45
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	5,667,332
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,179,460
	Bond Trust 10-77W, 18.674%, 4/01/30 – AMBAC Insured (IF) (7)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond
	Trust 3611:
1,290	18.010%, 6/01/17 (IF) (7)	No Opt. Call	AA	1,237,471
1,250	19.005%, 6/01/17 (IF) (7)	No Opt. Call	AA	1,330,650
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,014,480
	Health, Tender Option Bond Trust 3301, 17.871%, 11/15/30 (IF) (7)
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of	3/14 at 101.00	BBB+	2,534,775
	Northwest Indiana, Series 2004A, 6.000%, 3/01/34
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	10/11 at 100.00	Ba2	200,114
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	921,160
	Apartments, Series 2005A, 7.500%, 7/01/35
15,600	Total Indiana			15,124,092
	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	845,010
	5.500%, 7/01/25
	Louisiana – 5.3% (4.4% of Total Investments)
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	5,235,000
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	188,750
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (6)
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	841,210
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,515,960
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5), (6)
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,285,475
	Series 2007A, 5.250%, 5/15/38
1,590	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation, Series 2007B,	5/17 at 100.00	Baa1	1,479,257
	5.500%, 5/15/47
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	10/11 at 100.00	N/R	5,145,295
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
19,215	Total Louisiana			16,690,947
	Maine – 1.0% (0.8% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,030,977
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.5% (1.2% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	839,520
	9/01/39 – SYNCORA GTY Insured
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,610,275
	Center, Series 2006B, 5.250%, 12/01/31
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/11 at 100.00	N/R	2,004,340
	7.400%, 9/01/19 (Alternative Minimum Tax)
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/12 at 100.00	B3	287,805
	5.300%, 7/01/24 (5)
5,935	Total Maryland			4,741,940
	Massachusetts – 0.3% (0.2% of Total Investments)
330	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	317,549
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	603,977
	Community Services Inc., Series 2004B, 6.375%, 7/01/34 (6)
85	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/12 at 100.00	N/R	62,993
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,765	Total Massachusetts			984,519
	Michigan – 3.8% (3.2% of Total Investments)
1,145	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/11 at 100.00	N/R	1,021,649
	1999, 7.000%, 4/01/29
815	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/11 at 100.00	N/R	808,773
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,300	5.500%, 5/01/21	11/11 at 100.00	B–	765,921
15	5.500%, 5/01/21 – ACA Insured	11/11 at 100.00	B–	9,254
1,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	AA	986,080
	3789, 18.750%, 5/01/18 (IF) (7)
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	769,540
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	702,490
1,000	Michigan Finance Authoirty, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	BB	972,290
	Academy Project, Series 2011, 8.000%, 7/15/41 (WI/DD, Settling 8/09/11)
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	N/R	1,041,240
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	962,170
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	731,580
	Public School Academy, Series 2007, 5.000%, 9/01/36
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,301,055
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,157,660
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	11/15 at 100.00	BB+	781,690
	5.500%, 11/01/30
13,775	Total Michigan			12,011,392
	Minnesota – 1.4% (1.2% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,269,695
	Series 2004A, 6.750%, 12/01/33
1,275	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,278,341
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	970,684
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	961,830
	2005B, 6.000%, 5/01/30
4,700	Total Minnesota			4,480,550
	Mississippi – 0.5% (0.4% of Total Investments)
878	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	628,374
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,047,950
	Project, Series 2008A, 6.500%, 9/01/32
1,878	Total Mississippi			1,676,324
	Missouri – 2.2% (1.8% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	858,880
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	5,384,351
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
795	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/11 at 100.00	N/R	647,846
	Projects, Series 2007A, 6.000%, 3/27/26
8,730	Total Missouri			6,891,077
	Montana – 1.6% (1.3% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/12 at 100.00	B+	2,710,908
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,525	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	2,401,932
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
5,225	Total Montana			5,112,840
	Nebraska – 3.1% (2.6% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	9,720,820
	City 2, Series 2006A, 20.264%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.0% (0.0% of Total Investments)
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	7,200
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (6)
	New Jersey – 3.2% (2.7% of Total Investments)
1,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	1,493,265
	5.750%, 6/15/29
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/11 at 100.00	B	1,593,019
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/11 at 100.00	B	500,330
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	960,760
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	688,068
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,872,340
	University Hospital, Series 2007, 5.750%, 7/01/37
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,030,280
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA+	1,031,980
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
10,260	Total New Jersey			10,170,042
	New York – 2.0% (1.7% of Total Investments)
1,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,024,430
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,000	5.750%, 10/01/37	10/17 at 100.00	N/R	557,630
3,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,688,250
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	8/11 at 100.00	CCC+	1,472,047
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	BBB	1,418,890
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	269,041
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,340	Total New York			6,430,288
	North Carolina – 2.3% (1.9% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas	No Opt. Call	AA–	987,348
	HealthCare System, Tender Option Bond Trust 11963, 18.893%, 1/15/19 (IF)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	4,625,828
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,559,328
	2008, Tender Option Bonds Trust 3248, 26.900%, 10/01/21 (IF)
7,150	Total North Carolina			7,172,504
	Ohio – 3.8% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	Baa3	258,269
4,375	5.750%, 6/01/34	6/17 at 100.00	Baa3	3,308,506
5,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BB–	3,602,850
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
2,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	BBB–	2,367,552
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,327,582
	2010B, 6.000%, 12/01/30
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	BB–	469,855
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	724,000
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)
18,310	Total Ohio			12,058,614
	Oklahoma – 0.8% (0.6% of Total Investments)
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	798,474
	7.000%, 1/01/35
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	1,552,365
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
2,440	Total Oklahoma			2,350,839
	Pennsylvania – 1.3% (1.1% of Total Investments)
375	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	Ca	355,114
	2005, 6.000%, 11/15/16
965	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	802,436
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,782,340
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	347,536
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/11 at 100.00	B	867,840
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
4,740	Total Pennsylvania			4,155,266
	Rhode Island – 2.0% (1.7% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,054,020
	12/01/28 (Alternative Minimum Tax)
5,565	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,253,360
	Series 2002A, 6.250%, 6/01/42
6,565	Total Rhode Island			6,307,380
	South Carolina – 0.8% (0.7% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	2,002,800
	2007A, 7.750%, 11/01/39 (5), (6)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA+	653,513
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,625	Total South Carolina			2,656,313
	Tennessee – 2.3% (1.9% of Total Investments)
2,500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	2,629,300
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	149,780
500	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	37,445
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	3,881,520
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	584,462
	Rutland Place, Series 2007A, 6.300%, 7/01/37 (5)
9,965	Total Tennessee			7,282,507
	Texas – 11.3% (9.4% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	1,791,640
	Series 2006B, 5.750%, 1/01/34
1,800	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/12 at 100.00	N/R	1,815,768
	Series 2001C, 9.750%, 1/01/26
550	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America	1/13 at 100.00	Baa1	449,048
	Opportunity for Housing – Colinas LLC Project, Series 2001A, 5.800%, 1/01/31 – NPFG Insured
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	9,844
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	266,763
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	BB+	983,610
1,000	6.000%, 1/01/41	1/21 at 100.00	BBB–	993,110
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	12/20 at 100.00	BBB–	946,350
	Charter School, Series 2010A, 6.000%, 12/01/30
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,218,100
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,203,160
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,843,367
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,480,738
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	588,791
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
2,045	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	1,815,101
	5.250%, 11/15/30 – NPFG Insured
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	835,690
	6.000%, 2/15/36
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/12 at 100.00	B3	603,384
975	6.750%, 7/01/29 (Alternative Minimum Tax)	7/12 at 100.00	B3	975,312
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	781,970
	Education Foundation, Series 2007A, 5.450%, 8/15/36
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	2,819,070
	11946, 19.920%, 3/01/19 (IF)
590	Rio Grande Valley Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	2/12 at 100.00	Baa1	589,947
	Valley Baptist Medical Center Project, Series 1992A, 6.375%, 8/01/22 – NPFG Insured
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	856,259
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
5,500	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	5,867,455
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CC	115,998
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	890,690
	Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32
36,945	Total Texas			35,741,165
	Utah – 0.9% (0.8% of Total Investments)
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster	6/17 at 100.00	N/R	911,570
	Academy, Series 2008A, 6.250%, 6/15/28
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,063,714
	School, Series 2011A, 8.125%, 5/15/31
2,980	Total Utah			2,975,284
	Vermont – 0.4% (0.3% of Total Investments)
1,155	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Baa2	1,177,153
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 2.3% (1.9% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	442,949
	Series 2009A, 6.750%, 10/01/37
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	4,781,350
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
2,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	Baa3	1,874,240
	Hovensa LLC, Series 2004, 5.875%, 7/01/22
7,420	Total Virgin Islands			7,098,539
	Virginia – 0.8% (0.7% of Total Investments)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/11 at 100.00	B+	999,880
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	1,503,718
	Appriciation Series 2009B-2, 0.000%, 10/01/38 – AGC Insured
10,400	Total Virginia			2,503,598
	Washington – 2.4% (2.0% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	568,640
	Services Project, Tender Option Bond Trust 11-14W-B, 19.355%, 6/01/39 (IF) (7)
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,780	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,023,767
4,745	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,726,382
2,660	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	1,449,141
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	250,000
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax) (5), (6)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,608,340
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,685	Total Washington			7,626,270
	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	499,640
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	450,060
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	Total West Virginia			949,700
	Wisconsin – 4.4% (3.7% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	681,142
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	914,350
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,675,559
	Classical Academy, Series 2011, 7.125%, 7/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R	940,600
	Inc., Series 2004A, 6.250%, 4/01/34
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	BBB+	5,666,834
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	BBB+	4,019,625
14,695	Total Wisconsin			13,898,110
$ 434,817	Total Investments (cost $394,972,000) – 120.1%			378,967,929
	Borrowings – (15.8)% (9)			(50,000,000)
	Floating Rate Obligations – (5.8)%			(18,170,000)
	Other Assets Less Liabilities – 1.5% (8)			4,714,530
	Net Assets Applicable to Common Shares – 100%			$ 315,512,459

Investments in Derivatives
Forward Swaps outstanding at July 31, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Barclays Bank PLC	$50,000,000	Receive	1-Month USD-LIBOR	1.333%	Monthly	4/25/11	4/25/14	$ (864,688)
Morgan Stanley	4,000,000	Receive	3-Month USD-LIBOR	4.356	Quarterly	5/25/12	5/25/41	(273,851)
								$(1,138,539)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$372,312,459	$6,655,470	$378,967,929
Derivatives:
Forward Swaps*	—	(1,138,539)	—	(1,138,539)
Total	$ —	$371,173,920	$6,655,470	$377,829,390
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 6,571,954
Gains (losses):
Net realized gains (losses)	(61,860)
Net change in unrealized appreciation (depreciation)	(1,347,091)
Purchases at cost	—
Sales at proceeds	(420,047)
Net discounts (premiums)	842
Transfers in to	2,100,422
Transfers out of	(188,750)
Balance at the end of period	$ 6,655,470

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation		Unrealized depreciation
		on interest rate swaps*	$ —	on interest rate swaps*	$1,138,539
* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s
Portfolio of Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $379,614,966.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 26,132,739
Depreciation	(44,950,081)
Net unrealized appreciation (depreciation) of investments	$(18,817,342)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(8)	Other Assets Less Liabilities include the Value and/or the Unrealized Appreciation/Depreciation of
derivative instruments as listed within Investments in Derivatives.
(9)	Borrowings as a percentage of Total Investments are 13.2%.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011